Fair Value Measurements on a Recurring Basis (Details) - Schedule of fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Assets:
Assets held in Trust Account U.S. Treasury Securities	$ 300,004,850	$ 300,023,016
Liabilities:
Warrant liability	26,363,625	19,954,232
FPS liability	7,491,200	4,452,968
Total Liabilities	33,854,825	24,407,200
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Assets held in Trust Account U.S. Treasury Securities	300,004,850	300,023,016
Liabilities:
Warrant liability	25,762,500	19,499,250
FPS liability
Total Liabilities	25,762,500	19,499,250
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Assets held in Trust Account U.S. Treasury Securities
Liabilities:
Warrant liability	601,125	454,982
FPS liability
Total Liabilities	601,125	454,982
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Assets held in Trust Account U.S. Treasury Securities
Liabilities:
Warrant liability
FPS liability	7,491,200	4,452,968
Total Liabilities	$ 7,491,200	$ 4,452,968